SUBSEQUENT EVENTS (Details Textual) (USD $)				12 Months Ended					12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2011 Series B Convertible Preferred Stock [Member]	Jun. 30, 2013 Series B Convertible Preferred Stock [Member]	Mar. 27, 2013 Series B Convertible Preferred Stock [Member]	Dec. 31, 2012 Series B Convertible Preferred Stock [Member]	Jun. 26, 2010 Series B Convertible Preferred Stock [Member]	Dec. 31, 2012 Subsequent Event [Member]	Dec. 31, 2012 Subsequent Event [Member] Public Offerings Of Common Stocks [Member]	Dec. 31, 2012 Subsequent Event [Member] Series B Convertible Preferred Stock [Member]
Subsequent Event [Line Items]
Subsequent Event, Date									Jan. 24, 2013	Mar. 28, 2013	Mar. 27, 2013
Stock Redeemed or Called During Period, Shares				0							3,000,000
Preferred Stock, Shares Issued	0	10,000,100	7,000,100	7,000,000	7,000,000	7,000,100	10,000,000	7,000,000			7,000,100
Preferred Stock, Shares Outstanding	0	10,000,100	7,000,100	7,000,000	7,000,000	7,000,100	10,000,000				7,000,100
Common Stock Maximium Aggregate Gross Proceeds Under Prospectus										$ 26,250,000
Common Stock, Shares Authorized	130,000,000	130,000,000	130,000,000						130,000,000